Statutory Prospectus Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Funds listed below:
Invesco V.I. American Franchise Fund	Invesco V.I. Government Securities Fund
Invesco V.I. American Value Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Health Care Fund
Invesco V.I. Comstock Fund	Invesco V.I. High Yield Fund
Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Plus Bond Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Equity and Income Fund	Invesco V.I. S&P 500 Index Fund
Invesco V.I. Global Core Equity Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Technology Fund
Invesco V.I. Government Money Market Fund	Invesco V.I. Value Opportunities Fund
This supplement amends the Statutory Prospectus for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the last paragraph appearing under the heading “Other Information – Pricing of Shares – Determination of Net Asset Value (NAV)” in the prospectus for each Fund:
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
AVIF-STATPRO-SUP-1

Statutory Prospectus Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco Oppenheimer V.I. Government Money Fund
This supplement amends the Statutory Prospectus for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the section appearing under the heading “Other Information – Pricing of Shares – Determination of Net Asset Value (NAV)” in the prospectus for the Fund:
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee their net asset value will always remain at $1.00 per share. The Fund will generally determine the net asset value of its shares at 4:00 p.m. Eastern Time on each business day. A business day for the Fund is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If the Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund generally determines the net asset value of its shares on each business day as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading on the NYSE) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day.
O-VIGMKT-PRO-SUP-1

Statement of Additional Information Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco V.I. American Franchise Fund	Invesco V.I. Government Securities Fund
Invesco V.I. American Value Fund	Invesco V.I. Growth and Income Fund
Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Health Care Fund
Invesco V.I. Comstock Fund	Invesco V.I. High Yield Fund
Invesco V.I. Core Equity Fund	Invesco V.I. International Growth Fund
Invesco V.I. Core Plus Bond Fund	Invesco V.I. Managed Volatility Fund
Invesco V.I. Diversified Dividend Fund	Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Mid Cap Growth Fund
Invesco V.I. Equity and Income Fund	Invesco V.I. S&P 500 Index Fund
Invesco V.I. Global Core Equity Fund	Invesco V.I. Small Cap Equity Fund
Invesco V.I. Global Real Estate Fund	Invesco V.I. Technology Fund
Invesco V.I. Government Money Market Fund	Invesco V.I. Value Opportunities Fund
This supplement amends the Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional information and retain it for future reference.
The following information replaces in its entirety the first paragraph appearing under the heading “Purchase, Redemption and Pricing of Shares – Calculation of Net Asset Value” in the Statement of Additional Information for each Fund:
Each Fund generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.
AVIF-SAI-SUP-1

Statement of Additional Information Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Government Money Fund
Invesco Oppenheimer V.I. Conservative Balanced Fund	Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Main Street Fund®
Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. Total Return Bond Fund
This supplement amends the Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional information and retain it for future reference.
The following information replaces in its entirety the first paragraph appearing under the heading “Purchase, Redemption and Pricing of Shares – Calculation of Net Asset Value” in the Statement of Additional Information for each Fund:
For Invesco Oppenheimer V.I. Government Money Fund: The net asset value per share of the Fund is generally determined daily as of 4:00 p.m. Eastern Time (the customary close of regular trading on the NYSE) on each business day of the Fund, or earlier in the case of a scheduled early close of the NYSE. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. Net asset value per share is determined by dividing the value of the Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.
The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize the Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share.
Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund’s investments is higher or lower than the price that would be received if the investments were sold.
For All Other Funds: Each Fund generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.
O-AVIF-SAI-SUP-1